LOANS AND BORROWINGS - Schedule of Loans and Borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current
Guaranteed bank loan	$ 348,957	$ 364,457
Financial institution loan	602,897	441,079
Recourse liability	4,423,508	2,397,078
Current loans	5,375,362	3,202,614
Lease liabilities	429,634	226,707
Total current loans and borrowings	5,804,996	3,429,321
Non-current
Guaranteed bank loan	562,260	144,365
Financial institution loan	65,266	0
Warrant liabilities	1,213,340	46,518
Lease liabilities	1,099,767	985,879
Total non-current loans and borrowings	2,940,633	1,176,762
Total loans and borrowings	$ 8,745,630	$ 4,606,083